RECEIVABLES AND OTHER FINANCIAL ASSET	12 Months Ended
Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
RECEIVABLES AND OTHER FINANCIAL ASSET	NOTE 3: RECEIVABLES AND OTHER FINANCIAL ASSET
	December 31,
	2017	2018

Prepaid expenses	12	21
Tax authorities	9	9
Other	-	22

	$21	$52